Segment Information - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting [Abstract]
Operating profit	$ 288	$ 562	$ 1,039	$ 1,764
Restructuring expenses	(18)	(56)	(52)	(98)
Interest expenses of Industrial Activities, net of interest income and eliminations	(118)	(150)	(341)	(449)
Other, net	(235)	(97)	(403)	(254)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ (83)	$ 259	$ 243	$ 963